Equity Method Investments (Tables)	12 Months Ended
Mar. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Summary of equity method investments
Equity method investments at March 31, 2023 and 2024 consists of the following:

	Millions of yen
	2023	2024
Investment in corporate entities	¥838,787	¥1,002,560
Investment in real estate joint ventures	110,388	124,537
Investment in partnerships and other investments	113,235	186,790

	¥1,062,410	¥1,313,887

Summary of information relating to the equity method investees
Combined and condensed information relating to the equity method investees for fiscal 2022, 2023 and 2024 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2022	2023	2024
Operations:
Total revenues	¥1,496,724	¥1,792,981	¥2,871,734
Income before income taxes	835,483	(372,994)	266,966
Net income	801,639	(432,618)	198,006

Financial position:
Total assets	¥18,503,185	¥19,563,071	¥26,689,362
Total liabilities	11,200,054	12,379,335	17,178,962
Total equity	7,303,131	7,183,736	9,510,400